ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

June 30, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)
Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, HVIA Equity Fund, Ladder Select Bond Fund, and Navian Waycross Long/Short Equity Fund (each a “Fund” and collectively the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that (i) the forms of Prospectus and Statement of Additional Information for each Fund that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 108 (SEC Accession No. 0001398344-17-008080) to the Trust’s Registration Statement on Form N-1A (the “Amendments”). The text of the Amendments was filed electronically with the U.S. Securities and Exchange Commission on June 28, 2017.

Please direct any comments or questions to the undersigned at 513.587.3451. Thank you.

Sincerely,

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary of the Trust